RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
26.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of Related Parties	Relationship with the Group

Xi'an Jiangyuan Andike Positron Co., Ltd.	Equity investee of the Group
New Chang'an	Noncontrolling shareholder of CAH
Shaanxi Juntai Real Estate Co., Ltd	Entity indirectly controlled by New Chang'an

b)	The Group had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

			For the Years Ended December 31,
	Note		2010	2011	2012	2012
			RMB	RMB	RMB	US$
Provision of medical service:
Shaanxi Juntai Real Estate Co., Ltd			-	-	(637)	(102)

Loan to a interest of a subsidiary:
New Chang'an (note 3)			-	-	100,000	16,051

Purchase of medical supplies:
Xi'an Jiangyuan Andike Positron Co., Ltd.	i	)	-	-	5,249	843

c)	The balances between the Company and its related parties as of December 31, 2011 and 2012 are listed below:

		As of December 31,
	Note	2011	2012	2012
		RMB	RMB	US$
Due from related parties:
New Chang'an*		-	100,000	16,051
Shaanxi Juntai Real Estate Co., Ltd		-	1,200	193

		-	101,200	16,244

Due to related parties, current
Xi'an Jiangyuan Andike Positron Co., Ltd.		-	(4,410)	(708)
New Chang'an**		-	(1,500)	(241)

		-	(5,910)	(949)

Due to related parties, non-current
Shaanxi Juntai Real Estate Co., Ltd***		-	(19,301)	(3,098)
New Chang'an**		-	(7,527)	(1,208)

		-	(26,828)	(4,306)

*	The loan to New Chang'an carried an annual interest rate of 7.38% (note 18).
**	The current balance due to New Chang'an was related to building construction costs paid on behalf of CAH. The noncurrent balance represented an advance payment from New Chang'an for the acquisition of the prepaid land lease from CAH (note 20).
***	According to the agreement between CAH and Shaanxi Juntai, this balance is interest free and will be settled in 2014, pending the finalization of the outstanding balances among CAH, New Chang'an and Shaanxi Juntai (note 1).